Prepayments, Accrued Income and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments Accrued Income And Other Receivables [Abstract]
Summary of Prepayments, Accrued Income and Other Receivables

	2023	2022
	(in thousands)
	£	£
Prepayments - manufacturing and clinical	1,081	1,890
Prepayments - other	888	1,416
Accrued income	21	36
VAT	663	601
Other receivables	18	14
	2,671	3,957